Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income(loss)		$ 101	$ 95	$ 168	[1]	$ 174	$ 167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		14	11	24		22	18
Amortization of deferred financing costs and other		3	2	5		5	7
Provision for loan losses		27	23	49		39	35
Other gain (loss), net		0	1	1		0	(5)
Gain (loss) on foreign currency transactions		0	(1)	0		0	2
Share-based compensation		8	0
Deferred income taxes		1	1	23		20	37
Net changes in assets and liabilities:
Restricted cash				(24)		(21)	3
Accounts receivables, net		0	(28)	(30)		(6)	(17)
Timeshare financing receivables, net		(35)	(27)	(98)		(88)	(61)
Inventory		22	3	7		(38)	51
Purchase of assets for future conversion to inventory			(14)				(22)
Other assets		(19)	(17)	(4)		2	(6)
Accounts payable, accrued expenses and other		36	11	28		18	(6)
Advanced deposits		(3)	6	7		(1)	6
Deferred revenues		22	20	3		3	(12)
Other				(1)		2	16
Net cash provided by operating activities		177	86	158		131	213
Investing Activities
Capital expenditures for property and equipment		(15)	(14)	(26)		(12)	(12)
Proceeds from asset dispositions							6
Software capitalization costs		(6)	(3)	(8)		(6)	(5)
Net cash used in investing activities		(21)	(17)	(34)		(18)	(11)
Financing Activities
Issuance of non-recourse debt		350		300			350
Repayment of non-recourse debt		(395)	(58)	(110)		(125)	(391)
Issuance of debt				200
Repayment of debt		(5)
Debt issuance costs		(5)		(10)			(6)
Change in restricted cash				(4)		8	(4)
Allocated debt activity	[2]			111		(87)	(112)
Net transfers (to) from Parent	[2]		(15)	(567)		95	(39)
Distribution to Parent	[2]					(2)
Proceeds from stock option exercises		1
Net cash used in financing activities		(54)	(73)	(80)		(111)	(202)
Net increase in cash				44		2
Net increase (decrease) in cash, cash equivalents and restricted cash		102	(4)
Cash, beginning of period		48	4	4		2	2
Cash, cash equivalent and restricted cash, beginning of period		151	79	79
Cash, end of period		191		48		4	$ 2
Cash, cash equivalent and restricted cash, end of period		$ 253	75	$ 151		$ 79
Non-cash financing activity
Transfer of inventory from Parent			9
Transfer of property and equipment from Parent			$ 33

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	Amounts represent activities with Hilton.